Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash		$ 2,105,625	$ 223,507
Restricted cash		9,500,000
Accounts receivable, net		5,343,716	10,884,302
Prepayments		1,059,335	1,933,764
Other receivables		11,448,022	429,972
Amount due from related parties		741,340	1,954,517
Total Current Assets		30,198,038	15,426,062
PROPERTY AND EQUIPMENT, NET		3,448,109	4,595,206
OTHER ASSETS
Deferred tax assets		31,852	19,559
Deposits		261,992	344,973
Total other assets		293,844	364,532
Total assets		33,939,991	20,385,800
CURRENT LIABILITIES:
Short-term bank borrowings		6,551,724	2,606,567
Accounts payable		1,415,591	1,565,668
Other payables and accrued liabilities		531,120	626,389
Amount due to related parties		993,846	739,963
Tax payable		2,722,409	2,205,611
Current maturities of long-term bank borrowings			1,120,400
Current portion of capital lease and financing obligations		51,135	711,421
Current maturities of loans from other financial institutions		235,487	265,281
Total current liabilities		12,501,312	9,841,300
OTHER LIABILITIES
Long-term loans from other financial institutions		136,400	355,927
Long-term portion of capital lease and financing obligations		27,989	161,943
Total other liabilities		164,389	517,870
Total liabilities		12,665,701	10,359,170
COMMITMENTS AND CONTINGENCIES
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 12,354,040 and 9,000,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively	[1]	12,354	9,000
Share subscription receivables		(847,086)	(847,086)
Additional paid-in capital		13,824,820	4,115,638
Statutory reserves		877,886	760,475
Retained earnings		6,905,718	6,240,833
Accumulated other comprehensive (loss) income		500,598	(252,230)
Total shareholders’ equity		21,274,290	10,026,630
Total liabilities and shareholders’ equity		$ 33,939,991	$ 20,385,800

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.